Financial liabilities (Tables)	6 Months Ended
Jun. 30, 2021
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Detail of financial liabilities
10.1 Detail of financial liabilities

	As of December 31, 2020	As of June 30, 2021
	$ in thousands
Lease debts	75,764	75,763
State Guaranteed loan « PGE »	22,701	22,137
PPP loan	1,518	—
Other non-current financial liabilities	4,617	1,339

Total non-current financial liabilities and non-current lease debts	104,600	99,238

Lease debts	6,696	7,691

Total current financial liabilities	6,696	7,691

Trade payables	24,609	28,254
Other current liabilities	19,127	13,681

Total Financial liabilities	155,032	148,864

Due dates of the financial liabilities
10.2 Due dates of the financial liabilities

Balance as of June 30, 2021	Book value	Less than One Year	One to Five Years	More than Five Years
	$ in thousands
Lease debts	83,454	7,691	34,026	41,736
Other financial liabilities	23,475	134	22,348	993

Financial liabilities	106,929	7,825	56,374	42,730

Trade payables	28,254	28,254	—	—
Other current liabilities	13,681	13,681	—	—
Total financial liabilities	148,864	49,760	56,374	42,730